Restructuring (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Schedule of Change in Accrued Restructuring Balance
The following table summarizes the change in the Company's accrued restructuring balance (in thousands):

	Beginning Balance December 31, 2023	Charges	Payments	Ending Balance June 30, 2024
Severance liability	$3,896	$805	$(4,527)	$174

The following table summarizes the change in the Company's accrued restructuring balance (in thousands):

	Beginning Balance December 31, 2022	Charges	Payments	Ending Balance December 31, 2023
Severance liability	$—	$6,431	$2,535	$3,896